NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

October 15, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 15, 2014The Nasdaq Stock Market (the "Exchange") received from ETF Series Solutions (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Vident Core U.S. Bond Strategy ETF

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

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